Taxes (Details 1)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
China statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rate reduction	(9.70%)	(9.70%)	(6.90%)
75% of research and development expenses deduction	0.10%	(9.30%)	(7.20%)
Tax rate difference outside of PRC	(1.30%)
Change in valuation allowance	(16.50%)
Permanent difference	1.50%	0.60%	80.00%
Effective tax rate	(0.90%)	6.60%	11.70%